BALANCES AND TRANSACTIONS WITH RELATED PARTIES AND KEY OFFICERS (Schedule of Balances of Related Parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Parent Company [Member]
Disclosure of transactions between related parties [line items]
Payables	[1]	$ 238	$ 218
Other related parties [Member]
Disclosure of transactions between related parties [line items]
Payables		$ 86	$ 77

[1]	The Company leases office space and a production facility from the Parent Company in accordance with a sublease agreement (see Note 15 (g)).